Bank credit lines and loan facilities (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company had the following debt outstanding as of September 30, 2022 and December 31, 2021:

			Principal amount
	Interest rate as of	Interest rate as of	September 30,	December 31,
(in thousands)	September 30, 2022	December 31, 2021	2022	2021	Maturity Date
Credit Facilities:
Senior Secured Term Loan	5.938%	2.750%	$4,401,213	$5,001,213	July 2028
Senior Secured Notes	2.875%	2.875%	500,000	500,000	July 2026
Total debt			4,901,213	5,501,213
Less current portion of long-term debt and debt issuance costs			(55,150)	(55,150)
Total long-term debt			4,846,063	5,446,063
Less long-term portion of debt issuance costs and debt discount			(51,207)	(64,901)
Total long-term debt, net			$4,794,856	$5,381,162

Schedule of Contractual Maturities of Debt
As of September 30, 2022, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of long-term debt:	(in thousands)
2022 (remaining)	$13,788
2023	55,150
2024	55,150
2025	55,150
2026 and thereafter	4,721,975
Total	$4,901,213